FINANCIAL AND NON-FINANCIAL RISK MANAGEMENT, Sensitivity Analysis (Details) - Currency rate sensitivity [Member] - PEN (S/) S/ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Devaluation at 5% in US Dollar [Member]
Currency rate sensibility [Abstract]
Sensitivity analysis, change in currency rates	5.00%
Sensitivity analysis, change in consolidated results	S/ 10,962	S/ 2,989
Sensitivity analysis, change in other comprehensive income	S/ 43,377	37,382
Devaluation at 10% in US Dollar [Member]
Currency rate sensibility [Abstract]
Sensitivity analysis, change in currency rates	10.00%
Sensitivity analysis, change in consolidated results	S/ 20,928	5,707
Sensitivity analysis, change in other comprehensive income	S/ 82,812	71,366
Revaluation at 5% in US Dollar [Member]
Currency rate sensibility [Abstract]
Sensitivity analysis, change in currency rates	5.00%
Sensitivity analysis, change in consolidated results	S/ (12,116)	(3,304)
Sensitivity analysis, change in other comprehensive income	S/ (47,944)	(41,317)
Revaluation at 10% in US Dollar [Member]
Currency rate sensibility [Abstract]
Sensitivity analysis, change in currency rates	10.00%
Sensitivity analysis, change in consolidated results	S/ (25,579)	(6,975)
Sensitivity analysis, change in other comprehensive income	S/ (101,214)	(87,226)
Devaluation at 5% in Boliviano [Member]
Currency rate sensibility [Abstract]
Sensitivity analysis, change in currency rates	5.00%
Sensitivity analysis, change in other comprehensive income	S/ 40,969	45,462
Devaluation at 10% in Boliviano [Member]
Currency rate sensibility [Abstract]
Sensitivity analysis, change in currency rates	10.00%
Sensitivity analysis, change in other comprehensive income	S/ 78,214	86,791
Revaluation at 5% in Boliviano [Member]
Currency rate sensibility [Abstract]
Sensitivity analysis, change in currency rates	5.00%
Sensitivity analysis, change in other comprehensive income	S/ (45,282)	(50,247)
Revaluation at 10% in Boliviano [Member]
Currency rate sensibility [Abstract]
Sensitivity analysis, change in currency rates	10.00%
Sensitivity analysis, change in other comprehensive income	S/ (95,595)	(106,078)
Devaluation at 5% in Peso Colombian [Member]
Currency rate sensibility [Abstract]
Sensitivity analysis, change in currency rates	5.00%
Sensitivity analysis, change in other comprehensive income	S/ 45,804	26,984
Devaluation at 10% in Peso Colombian [Member]
Currency rate sensibility [Abstract]
Sensitivity analysis, change in currency rates	10.00%
Sensitivity analysis, change in other comprehensive income	S/ 87,444	51,515
Revaluation at 5% in Peso Colombian [Member]
Currency rate sensibility [Abstract]
Sensitivity analysis, change in currency rates	5.00%
Sensitivity analysis, change in other comprehensive income	S/ (50,626)	(29,825)
Revaluation at 10% in Peso Colombian [Member]
Currency rate sensibility [Abstract]
Sensitivity analysis, change in currency rates	10.00%
Sensitivity analysis, change in other comprehensive income	S/ (106,876)	(62,963)
Devaluation at 5% in Peso Chilean [Member]
Currency rate sensibility [Abstract]
Sensitivity analysis, change in currency rates	5.00%
Sensitivity analysis, change in consolidated results	S/ 18,136	16,571
Devaluation at 10% in Peso Chilean [Member]
Currency rate sensibility [Abstract]
Sensitivity analysis, change in currency rates	10.00%
Sensitivity analysis, change in consolidated results	S/ 34,624	31,636
Revaluation at 5% in Peso Chilean [Member]
Currency rate sensibility [Abstract]
Sensitivity analysis, change in currency rates	5.00%
Sensitivity analysis, change in consolidated results	S/ (20,046)	(18,316)
Revaluation at 10% in Peso Chilean [Member]
Currency rate sensibility [Abstract]
Sensitivity analysis, change in currency rates	10.00%
Sensitivity analysis, change in consolidated results	S/ (42,318)	S/ (38,667)